INCOME TAXES (Details Narrative)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%	8.25%
Assessable profits	$ (3,432,452)		$ (192,862)
USA profits tax rate	21.00%	21.00%
Net operating loss carryforward	$ 4,088,455
HONG KONG | Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%
Assessable profits	$ 256,082	$ 2,000,000
HONG KONG | Tax Year 2019 [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	16.50%	16.50%
Assessable profits	$ 256,082	$ 2,000,000